Income Taxes - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax expenses (benefits) applicable to PRC operations
Subtotal income tax expenses applicable to PRC operations	¥ 386	$ 53	¥ 206	¥ 79
Subtotal income tax expenses applicable to Non-PRC operations	386	53	206	79
Total income tax expenses	386	53	206	79
Non-PRC [Member]
Income tax expenses (benefits) applicable to PRC operations
Current income tax expenses	105	15	25	17
Subtotal income tax expenses applicable to PRC operations	105	15	25	17
Current income tax expenses	105	15	25	17
Subtotal income tax expenses applicable to Non-PRC operations	105	15	25	17
Total income tax expenses	105	15	25	17
PRC [Member]
Income tax expenses (benefits) applicable to PRC operations
Current income tax expenses	281	38	181	62
Subtotal income tax expenses applicable to PRC operations	281	38	181	62
Current income tax expenses	281	38	181	62
Subtotal income tax expenses applicable to Non-PRC operations	281	38	181	62
Total income tax expenses	¥ 281	$ 38	¥ 181	¥ 62